LONG-TERM LOANS AND CREDIT LINES (Schedule of Maturities on Long Term Loans) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Long-Term Debt, by Current and Noncurrent [Abstract]
2022	$ 1,949
2023	7,100
2024	2,042
2025	2,048
2026 and after	8,143
Total	$ 21,284